CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                October 27, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:            First Trust Exchange-Traded Fund IV
              ------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 129 and under the Investment Company Act of 1940, as amended, Amendment No. 131 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Heitman Global Prime Real Estate ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP


                                            By: /s/ Morrison C. Warren
                                                ------------------------------
                                                    Morrison C. Warren

Enclosures